GENERAL INFORMATION AND BASIS OF PREPARATION	6 Months Ended
Jun. 29, 2018
Corporate Information And Statement of IFRS Compliance [Abstract]
GENERAL INFORMATION AND BASIS OF PREPARATION
GENERAL INFORMATION AND BASIS OF PREPARATION
Coca-Cola European Partners plc (the Company) and its subsidiaries (together CCEP, the Group) are a leading consumer goods group in Western Europe, selling, making and distributing an extensive range of ready-to-drink beverages. The Group is the world’s largest independent Coca-Cola bottler based on revenue. CCEP serves a consumer population of over 300 million across Western Europe, including Andorra, Belgium, continental France, Germany, Great Britain, Iceland, Luxembourg, Monaco, the Netherlands, Norway, Portugal, Spain and Sweden. CCEP was incorporated as a public company limited by shares under the laws of England and Wales with the registered number in England of 09717350. The Group’s shares are listed and traded on Euronext Amsterdam, the New York Stock Exchange, Euronext London and the Spanish Stock Exchange. The address of the Company’s registered office is Coca-Cola European Partners plc, Pemberton House, Bakers Road, Uxbridge, Middlesex UB8 1EZ, United Kingdom.
CCEP operates in the highly competitive beverage industry and faces strong competition from other general and speciality beverage companies. The Group’s financial results are affected by a number of factors, including, but not limited to, consumer preferences, cost to manufacture and distribute products, foreign currency exchange rates, general economic conditions, local and national laws and regulations, raw material availability and weather patterns.
These condensed consolidated interim financial statements do not constitute statutory accounts as defined by Section 434 of the Companies Act 2006. They have been reviewed but not audited by the Group’s auditor, unless otherwise stated. The statutory accounts for the Company for the year ended 31 December 2017, which were prepared in accordance with IFRS as issued by the International Accounting Standards Board (IASB), IFRS as adopted by the European Union and in accordance with the provisions of the Companies Act 2006, have been delivered to the Registrar of Companies. The auditor’s opinion on those accounts was unqualified and did not contain a statement made under section 498 (2) or (3) of the Companies Act 2006.

The condensed consolidated interim financial statements of the Group for the six months ended 29 June 2018 were approved and signed by Damian Gammell, Chief Executive Officer on 9 August 2018 having been duly authorised to do so by the Board of Directors.
Basis of Preparation and Accounting Policies
The condensed consolidated interim financial statements of the Group have been prepared in accordance with the Disclosure Guidance and Transparency Rules of the Financial Conduct Authority and International Accounting Standard 34, “Interim Financial Reporting” (IAS 34) and should be read in conjunction with our 2017 Consolidated Financial Statements. The 2017 Consolidated Financial Statements were prepared in accordance with IFRS as issued by the IASB, IFRS as adopted by the European Union and in accordance with the provisions of the Companies Act 2006.
The 2017 Consolidated Financial Statements include a full description of the Group’s accounting policies. The same accounting policies and methods of computation have been used as described in the 2017 Consolidated Financial Statements, with the exception of taxes on income and new and amended standards adopted by the Group, as set out below. Taxes on income in interim periods are accrued using the tax rate that would be applicable to expected total annual profit or loss.
For consistent presentation, certain amounts within the changes in assets and liabilities line on the Condensed Consolidated Interim Statement of Cash Flows for the six months ending 30 June 2017 have been presented in line with current year classifications. There has been no change in our net cash flows from operating activities for the six months ended 30 June 2017.
New and amended standards adopted by the Group
A number of new standards became applicable for the current reporting period and the Group had to change its accounting policies as a result of adopting the following standards:

•	IFRS 15 Revenue from contracts with Customers; and

•	IFRS 9 Financial Instruments
The impact of the adoption of these standards on the Group’s condensed consolidated interim financial statements is not considered material. The new accounting policies are disclosed below.
IFRS 15 Revenue from Contracts with Customers
IFRS 15 supersedes all revenue recognition requirements under IAS 18 Revenue and IAS 11 Construction contracts and applies to all revenue arising from contracts with customers, unless the contracts are within the scope of other standards. The new standard establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognised at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.
The standard was effective for the Group on 1 January 2018. The Group has adopted the standard on a modified retrospective basis.
Revenue recognition
The revenue from the sale of our products is recognised at a point in time at which the control passes to a customer, when the product is delivered to or picked up by the end customer and, in the case of products sold via a full-service vending machine, revenue is recognised when the cash is collected from the vending machine. A receivable is recognised by the Group when products are delivered to a customer as this represents the point in time at which the right to consideration becomes unconditional, as only the passage of time is required before payment is due.
Taxes on sugared soft drinks, excise taxes and taxes on packaging are typically recorded on a gross basis (i.e. included in revenue), as the Group is the principal in the arrangement. Value added taxes are recorded on a net basis (i.e. excluded from revenue).
No element of financing is deemed present as the sales are made with a credit term not exceeding 30-60 days, which is consistent with market practice.
Deductions from revenue
The Group participates in various promotional programmes with customers designed to increase the sale of products. Among the programmes are arrangements under which rebates, refunds, price concessions or similar items can be earned by customers for attaining agreed-upon sales levels, or for participating in specific marketing programmes. Those promotional programs do not give rise to a separate performance obligation. Where the consideration the Group is entitled to varies because of such programmes, the amount payable is deemed to be variable consideration. Management makes estimates on an ongoing basis for each individual promotion to assess the value of the variable consideration. The related accruals are recognised as a deduction from revenue and are not considered distinct from the sale of products to the customer.
Variable consideration is only included to the extent that it is highly probable that the inclusion will not result in a significant revenue reversal in the future.
Shipping and handling costs
Shipping and handling costs related to the movement of finished goods from the Group’s manufacturing locations to the Group’s sales and distribution centres are included in cost of sales. Shipping and handling costs incurred to move finished goods from sales distribution centres to customer locations are included in selling and distribution expenses. Customers do not pay separately for shipping and handling costs.
IFRS 9 Financial Instruments
IFRS 9 Financial Instruments has been developed by the International Accounting Standards Board (IASB) to replace IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 is effective for annual periods beginning on or after 1 January 2018 and was applied prospectively. The adoption impact of IFRS 9 is not considered material to the Group’s condensed consolidated interim financial statements.
Classification and measurement
As part of the IFRS 9 transition, there was no material change in the measurement or classification of assets or liabilities in the Group’s condensed consolidated interim financial statements.
Impairment of financial assets
The expected credit loss model required under IFRS 9 primarily impacts the Group’s trade receivables. The simplified approach permitted under IFRS 9 is applied across the Group to measure expected credit losses using a lifetime expected loss allowance for all trade receivables. To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. This approach is substantially similar to the reserving methodology applied in the 2017 Consolidated Financial Statements and the impact is not considered material.
Hedge accounting
Based on the Group's pre-existing hedging activities and risk management strategies, as detailed within the 2017 Consolidated Financial Statements, the adoption of IFRS 9 did not have a material impact on hedge accounting activities within the Group. The new hedge accounting rules align the accounting for hedging instruments more closely with the group’s risk management practices. Under the new standard, more hedge relationships will be eligible for hedge accounting, as the standard introduces a more principles-based approach such as critical terms assessment. The Group’s current hedge relationships qualified as continuing hedges upon the adoption of IFRS 9. In addition, the Group intends to designate more of its commodity exposure in accordance with our risk policy. The decision regarding whether or not to designate a hedge for hedge accounting is made by management considering the size, purpose and tenure of the hedge, as well as the anticipated ability to demonstrate and test the economic relationship.
IFRS 16 Leases
In January 2016, the IASB issued IFRS 16 Leases. The new standard supersedes IAS 17 Leases. The objective of IFRS 16 is to ensure a single lessee accounting model and requires a lessee to recognise assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. IFRS 16 is effective for annual periods beginning on or after 1 January 2019. IFRS 16 allows either a full retrospective or a modified retrospective application.
The Group currently expect to adopt IFRS 16 using the modified retrospective approach. The quantitative impact of IFRS 16 on the Group’s net assets and results is being assessed and will be quantified closer to the date of adoption.
IFRS 16 is expected to have a material impact on the balance sheet as both assets and liabilities will increase, and is also expected to have a material impact on key components of the income statement because operating lease rental charges will be replaced by depreciation and finance costs.
Reporting periods
Results are presented for the interim period from 1 January 2018 to 29 June 2018.
The Group’s financial year ends on 31 December. For interim half-yearly reporting convenience, the first six month period closes on the Friday closest to the end of the interim calendar period. There was the same number of selling days in the six months ended 29 June 2018 versus the six months ended 30 June 2017, and there will be one more selling day in the second six months of 2018 and the second six months of 2017 (based upon a standard five-day selling week).
The following table summarises the number of selling days by quarter, for the years ended 31 December 2018 and 31 December 2017 (based on a standard five-day selling week):

	Quarter 1	Quarter 2	Half year	Quarter 3	Quarter 4	Full year
2018	65	65	130	65	66	261
2017	65	65	130	65	65	260
Change	0	0	0	0	1	1

Trading seasonality
Operating results for the first half of 2018 may not be indicative of the results expected for the year ending 31 December 2018 as sales of the Group’s products are seasonal, with the second and third quarters accounting for higher unit sales of the Group’s products than the first and fourth quarters. The seasonality of the Group’s sales volume, combined with the accounting for fixed costs such as depreciation, amortisation, rent and interest expense, impacts the Group’s results for the first half of the year. Additionally, year-over-year shifts in holidays, selling days and weather patterns can impact the Group’s results on an annual or half-yearly basis.
Exchange rates
The Group’s reporting currency is the Euro. CCEP translates the income statements of non-Euro functional currency subsidiary operations to the Euro at average exchange rates and the balance sheets at the closing exchange rate as at the end of the period.
The principal exchange rates used for translation purposes in respect of one Euro were:

	Average for the Second Quarter Ended		Average for the Six Months Ended		Closing as at
	29 June 2018	30 June 2017	29 June 2018	30 June 2017	29 June 2018	31 December 2017	30 June 2017
UK Sterling	1.14	1.16	1.14	1.16	1.13	1.13	1.14
US Dollar	0.84	0.91	0.83	0.92	0.86	0.83	0.88
Norwegian Krone	0.10	0.11	0.10	0.11	0.11	0.10	0.10
Swedish Krone	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Icelandic Krone	0.01	0.01	0.01	0.01	0.01	0.01	0.01